Stock Repurchases and Dividends	12 Months Ended
Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Stock Repurchases and Dividends
STOCK REPURCHASES AND DIVIDENDS
Stock Repurchases
Stock repurchase activity during the years ended December 31, 2015 and 2014 follows (in millions except per share amounts):

	2015	2014
Number of shares repurchased	9.8	11.1
Amount paid	$404.7	$400.4
Weighted average cost per share	$41.39	$35.92

As of December 31, 2015, 0.1 million repurchased shares were pending settlement and $3.7 million were unpaid and included within our accrued liabilities.

In October 2015, our board of directors added $900.0 million to the existing share repurchase authorization, which now extends through December 31, 2017. Share repurchases under the program may be made through open market purchases or privately negotiated transactions in accordance with applicable federal securities laws. While the board of directors has approved the program, the timing of any purchases, the prices and the number of shares of common stock to be purchased will be determined by our management, at its discretion, and will depend upon market conditions and other factors. The share repurchase program may be extended, suspended or discontinued at any time. As of December 31, 2015, the October 2015 repurchase program had remaining authorized purchase capacity of $855.5 million.

In December 2015, our board of directors changed the status of 71,272,964 treasury shares to authorized and unissued. In doing so, the number of our issued shares was reduced by the stated amount. Our accounting policy is to deduct the par value from common stock and to reflect the excess of cost over par value as a deduction from additional paid-in capital. The change in unissued shares resulted in a reduction of $2,295.3 million in treasury stock, $0.6 million in common stock, and $2,294.7 million in additional paid-in capital. There was no effect on our total stockholders' equity position as a result of the change.
Dividends
In October 2015, our board of directors approved a quarterly dividend of $0.30 per share. Cash dividends declared were $404.3 million, $383.6 million and $357.3 million for the years ended December 31, 2015, 2014 and 2013, respectively. As of December 31, 2015, we recorded a quarterly dividend payable of $103.7 million to shareholders of record at the close of business on January 4, 2016.